Other current assets (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Other Current Assets
Other current assets consist of the following:

	As at March 31,
	2022		2022		2021

	(In millions)
Advances to suppliers and contractors	US$	107.6	Rs.	8,152.1	Rs.	5,175.5
Taxes recoverable, statutory deposits and dues from government		531.9		40,312.8		41,751.7
Prepaid expenses		267.7		20,292.9		12,201.3
Employee benefits		—		—		439.3
Others		91.1		6,907.9		3,420.4

Total	US$	998.3	Rs.	75,665.7	Rs.	62,988.2